UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Windsor™ Fund Investor Shares - VWNDX

Windsor™ Fund Admiral™ Shares - VWNEX

Windsor™ II Fund Investor Shares - VWNFX

Windsor™ II Fund Admiral™ Shares - VWNAX

Vanguard Windsor™ Fund

Investor Shares (VWNDX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	5.5%
Consumer Discretionary	8.3%
Consumer Staples	8.1%
Energy	6.6%
Financials	19.4%
Health Care	16.3%
Industrials	9.8%
Information Technology	9.3%
Materials	5.6%
Real Estate	5.3%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$22,277
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR22

Vanguard Windsor™ Fund

Admiral™ Shares (VWNEX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Windsor Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	5.5%
Consumer Discretionary	8.3%
Consumer Staples	8.1%
Energy	6.6%
Financials	19.4%
Health Care	16.3%
Industrials	9.8%
Information Technology	9.3%
Materials	5.6%
Real Estate	5.3%
Utilities	3.6%
Other Assets and Liabilities—Net	2.2%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$22,277
Number of Portfolio Holdings	137
Portfolio Turnover Rate	25%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5022

Vanguard Windsor™ II Fund

Investor Shares (VWNFX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	7.1%
Consumer Discretionary	7.5%
Consumer Staples	5.2%
Energy	4.7%
Financials	18.0%
Health Care	14.3%
Industrials	10.5%
Information Technology	20.6%
Materials	3.4%
Other	0.4%
Real Estate	1.0%
Utilities	2.5%
Other Assets and Liabilities—Net	4.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,007
Number of Portfolio Holdings	186
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR73

Vanguard Windsor™ II Fund

Admiral™ Shares (VWNAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Windsor II Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	7.1%
Consumer Discretionary	7.5%
Consumer Staples	5.2%
Energy	4.7%
Financials	18.0%
Health Care	14.3%
Industrials	10.5%
Information Technology	20.6%
Materials	3.4%
Other	0.4%
Real Estate	1.0%
Utilities	2.5%
Other Assets and Liabilities—Net	4.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$56,007
Number of Portfolio Holdings	186
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR573

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Windsor™ Fund

Contents
Financial Statements	1

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (5.5%)
	T-Mobile US Inc.	932,537	230,290
	Walt Disney Co.	2,530,654	230,163
*	Charter Communications Inc. Class A	574,214	225,011
	Alphabet Inc. Class A	1,365,359	216,819
	AT&T Inc.	6,007,002	166,394
*	Live Nation Entertainment Inc.	1,205,201	159,629
			1,228,306
Consumer Discretionary (8.3%)
	Dick's Sporting Goods Inc.	1,207,058	226,613
*	Airbnb Inc. Class A	1,624,891	198,107
	NIKE Inc. Class B	3,254,268	183,541
[1]	Magna International Inc.	5,117,589	177,887
*	Flutter Entertainment plc	699,832	168,653
	Starbucks Corp.	1,758,567	140,773
	Wyndham Hotels & Resorts Inc.	1,504,035	128,294
	Lear Corp.	1,381,940	118,501
*	Mohawk Industries Inc.	1,060,308	112,764
	Gentex Corp.	4,799,380	104,531
	PVH Corp.	1,007,007	69,463
	Las Vegas Sands Corp.	1,683,839	61,746
	Newell Brands Inc.	11,866,202	56,721
*	CarMax Inc.	847,307	54,795
	Genuine Parts Co.	283,986	33,383
			1,835,772
Consumer Staples (8.1%)
	Tyson Foods Inc. Class A	6,505,739	398,411
	Dollar General Corp.	2,781,396	260,589
	Unilever plc (XLON)	3,972,707	252,942
	Kroger Co.	3,002,400	216,803
	Keurig Dr Pepper Inc.	5,412,342	187,213
	Constellation Brands Inc. Class A	877,264	164,522
	Kenvue Inc.	6,463,967	152,550
	Archer-Daniels-Midland Co.	3,007,663	143,616
	Target Corp.	324,560	31,385
			1,808,031
Energy (6.6%)
	Exxon Mobil Corp.	2,495,334	263,582
	ConocoPhillips	2,569,049	228,954
	Schlumberger NV	6,264,566	208,297
	Shell plc ADR	2,806,534	180,966
	Valero Energy Corp.	1,553,742	180,374
	Canadian Natural Resources Ltd.	5,300,662	152,076
	Coterra Energy Inc.	4,240,156	104,138
	Halliburton Co.	5,229,622	103,651
	NOV Inc.	4,383,136	50,888
			1,472,926
Financials (19.4%)
	Wells Fargo & Co.	8,167,574	579,979
	MetLife Inc.	4,499,103	339,097
	Morgan Stanley	2,563,698	295,902
	Raymond James Financial Inc.	2,081,761	285,285
	Capital One Financial Corp.	1,428,478	257,497
	M&T Bank Corp.	1,368,127	232,253
	Citigroup Inc.	3,376,028	230,853
	Voya Financial Inc.	3,462,264	204,966
	CME Group Inc.	664,281	184,059
	Chubb Ltd.	640,791	183,317
	Everest Group Ltd.	473,153	169,782
1

Windsor Fund
		Shares	Market Value• ($000)
	Bank of America Corp.	4,046,219	161,363
	Willis Towers Watson plc	515,871	158,785
	Global Payments Inc.	2,042,435	155,858
	Equitable Holdings Inc.	2,793,358	138,132
	Corebridge Financial Inc.	4,361,319	129,226
*	UBS Group AG (Registered)	4,155,129	125,610
	TPG Inc.	2,528,655	117,456
	Ally Financial Inc.	3,492,042	114,050
	Globe Life Inc.	743,198	91,666
	Goldman Sachs Group Inc.	126,489	69,259
	JPMorgan Chase & Co.	279,339	68,332
	American International Group Inc.	381,925	31,135
			4,323,862
Health Care (16.3%)
	Bristol-Myers Squibb Co.	7,185,668	360,721
	UnitedHealth Group Inc.	775,643	319,131
	Humana Inc.	1,002,869	262,992
	CVS Health Corp.	3,784,033	252,433
	Sanofi SA ADR	3,956,146	217,390
	Baxter International Inc.	6,964,962	217,098
[1]	Fresenius Medical Care AG ADR	8,204,589	208,232
	Cardinal Health Inc.	1,457,057	205,868
	AstraZeneca plc ADR	2,852,560	204,785
	Quest Diagnostics Inc.	1,121,347	199,846
	Medtronic plc	2,087,089	176,902
	Agilent Technologies Inc.	1,505,384	161,979
*	ICON plc	895,460	135,608
	Pfizer Inc.	5,161,331	125,988
*	Neurocrine Biosciences Inc.	1,133,773	122,096
*	Charles River Laboratories International Inc.	1,000,067	118,628
	Cigna Group	298,096	101,365
*	Centene Corp.	1,511,823	90,483
	Elevance Health Inc.	186,825	78,575
	HCA Healthcare Inc.	107,743	37,180
	Johnson & Johnson	220,926	34,533
			3,631,833
Industrials (9.8%)
	Dover Corp.	1,274,017	217,411
	General Dynamics Corp.	792,201	215,574
	Emerson Electric Co.	1,964,403	206,478
*	Uber Technologies Inc.	2,508,231	203,192
*	CACI International Inc. Class A	392,377	179,658
	SS&C Technologies Holdings Inc.	2,154,735	162,898
	TransUnion	1,896,538	157,337
	Techtronic Industries Co. Ltd.	13,584,750	136,717
*	Builders FirstSource Inc.	1,142,185	136,639
	Booz Allen Hamilton Holding Corp.	1,132,581	135,932
	Knight-Swift Transportation Holdings Inc.	2,755,186	107,921
	Rockwell Automation Inc.	415,867	103,002
	Delta Air Lines Inc.	2,116,560	88,112
	Westinghouse Air Brake Technologies Corp.	320,930	59,288
	Airbus SE	265,801	45,104
	Leidos Holdings Inc.	217,446	32,004
			2,187,267
Information Technology (9.3%)
	Accenture plc Class A	905,160	270,779
	Skyworks Solutions Inc.	3,670,609	235,947
	NXP Semiconductors NV	1,062,363	195,804
	Cognizant Technology Solutions Corp. Class A	2,620,169	192,766
	Broadcom Inc.	835,307	160,771
	TE Connectivity plc	1,059,573	155,100
*	Adobe Inc.	407,082	152,647
	Amdocs Ltd.	1,630,266	144,409
	Salesforce Inc.	473,060	127,116
	ASML Holding NVDR (Registered)	184,745	123,424
	Micron Technology Inc.	1,281,843	98,638
*	First Solar Inc.	782,203	98,417
	QUALCOMM Inc.	587,631	87,240
2

Windsor Fund
		Shares	Market Value• ($000)
	Cisco Systems Inc.	556,397	32,121
			2,075,179
Materials (5.6%)
	PPG Industries Inc.	2,216,031	241,237
	Freeport-McMoRan Inc.	6,555,139	236,182
	Reliance Inc.	644,634	185,803
	CRH plc (SGMX)	1,482,661	140,631
	Barrick Gold Corp. (XTSE)	7,271,056	138,441
	Dow Inc.	3,814,708	116,692
	Rio Tinto plc ADR	1,818,063	107,993
	FMC Corp.	1,964,946	82,370
			1,249,349
Real Estate (5.3%)
	American Tower Corp.	1,434,709	323,398
	Equinix Inc.	322,441	277,541
	Prologis Inc.	2,239,656	228,893
	UDR Inc.	3,896,816	163,198
	AvalonBay Communities Inc.	599,595	125,903
*	CBRE Group Inc. Class A	384,588	46,989
			1,165,922
Utilities (3.6%)
	Iberdrola SA (XMAD)	13,449,638	242,441
	Eversource Energy	3,396,137	202,002
	Exelon Corp.	4,083,735	191,527
	Sempra	2,231,232	165,714
			801,684
Total Common Stocks (Cost $19,759,443)			21,780,131
Temporary Cash Investments (2.3%)
Money Market Fund (1.7%)
[2,3]	Vanguard Market Liquidity Fund, 4.350%	3,731,855	373,148
		Face Amount ($000)
Repurchase Agreements (0.6%)
	Bank of America Securities, LLC 4.380%, 5/1/25 (Dated 4/30/25, Repurchase Value $19,102, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 12/1/29–3/1/54, with a value of $19,482)	19,100	19,100
	Bank of America Securities, LLC 4.390%, 5/1/25 (Dated 4/30/25, Repurchase Value $40,005, collateralized by U.S. Treasury Obligations 0.000%–5.375%, 5/20/25–2/15/53, with a value of $40,800)	40,000	40,000
	JP Morgan Securities, LLC 4.370%, 5/1/25 (Dated 4/30/25, Repurchase Value $40,005, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 6/26/25–12/31/25, with a value of $40,800)	40,000	40,000
	Nomura International plc 4.360%, 5/1/25 (Dated 4/30/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 5/13/25–8/15/53, with a value of $51,000)	50,000	50,000
			149,100
Total Temporary Cash Investments (Cost $522,206)			522,248
Total Investments (100.1%) (Cost $20,281,649)			22,302,379
Other Assets and Liabilities—Net (-0.1%)			(25,357)
Net Assets (100%)			22,277,022
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,056.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $54,853 was received for securities on loan.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
3

Windsor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	877	244,990	5,521

See accompanying Notes, which are an integral part of the Financial Statements.
4

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $19,908,543)	21,929,231
Affiliated Issuers (Cost $373,106)	373,148
Total Investments in Securities	22,302,379
Investment in Vanguard	635
Cash	64
Cash Collateral Pledged—Futures Contracts	19,874
Receivables for Accrued Income	21,430
Receivables for Capital Shares Issued	1,250
Variation Margin Receivable—Futures Contracts	142
Total Assets	22,345,774
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $4)	4
Payables for Investment Securities Purchased	1,055
Collateral for Securities on Loan	54,853
Payables to Investment Advisor	3,483
Payables for Capital Shares Redeemed	8,080
Payables to Vanguard	1,277
Total Liabilities	68,752
Net Assets	22,277,022
1 Includes $53,056 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	19,186,384
Total Distributable Earnings (Loss)	3,090,638
Net Assets	22,277,022

Investor Shares—Net Assets
Applicable to 228,235,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,611,885
Net Asset Value Per Share—Investor Shares	$20.21

Admiral™ Shares—Net Assets
Applicable to 259,280,287 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,665,137
Net Asset Value Per Share—Admiral Shares	$68.13

See accompanying Notes, which are an integral part of the Financial Statements.
5

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	259,208
Interest[2]	13,401
Securities Lending—Net	201
Total Income	272,810
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,056
Performance Adjustment	(7,213)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,382
Management and Administrative—Admiral Shares	11,182
Marketing and Distribution—Investor Shares	120
Marketing and Distribution—Admiral Shares	451
Custodian Fees	231
Shareholders’ Reports and Proxy Fees—Investor Shares	51
Shareholders’ Reports and Proxy Fees—Admiral Shares	65
Trustees’ Fees and Expenses	6
Other Expenses	9
Total Expenses	25,340
Expenses Paid Indirectly	(31)
Net Expenses	25,309
Net Investment Income	247,501
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,033,063
Futures Contracts	(27,728)
Foreign Currencies	(30)
Realized Net Gain (Loss)	1,005,305
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,195,590)
Futures Contracts	10,083
Foreign Currencies	168
Change in Unrealized Appreciation (Depreciation)	(2,185,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(932,533)
1	Dividends are net of foreign withholding taxes of $3,707.
2	Interest income, and realized net gain (loss) from an affiliated company of the fund were $8,350, and $21, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	247,501	522,717
Realized Net Gain (Loss)	1,005,305	2,254,252
Change in Unrealized Appreciation (Depreciation)	(2,185,339)	2,657,343
Net Increase (Decrease) in Net Assets Resulting from Operations	(932,533)	5,434,312
Distributions
Investor Shares	(508,867)	(406,808)
Admiral Shares	(1,977,830)	(1,528,891)
Total Distributions	(2,486,697)	(1,935,699)
Capital Share Transactions
Investor Shares	250,309	(180,575)
Admiral Shares	655,858	245,151
Net Increase (Decrease) from Capital Share Transactions	906,167	64,576
Total Increase (Decrease)	(2,513,063)	3,563,189
Net Assets
Beginning of Period	24,790,085	21,226,896
End of Period	22,277,022	24,790,085

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.48	$20.22	$22.74	$26.24	$18.55	$21.76
Investment Operations
Net Investment Income[1]	.215	.468	.371	.359	.356	.408
Net Realized and Unrealized Gain (Loss) on Investments	(1.102)	4.632	.236	(1.131)	9.122	(1.412)
Total from Investment Operations	(.887)	5.100	.607	(.772)	9.478	(1.004)
Distributions
Dividends from Net Investment Income	(.225)	(.478)	(.358)	(.330)	(.411)	(.420)
Distributions from Realized Capital Gains	(2.158)	(1.362)	(2.769)	(2.398)	(1.377)	(1.786)
Total Distributions	(2.383)	(1.840)	(3.127)	(2.728)	(1.788)	(2.206)
Net Asset Value, End of Period	$20.21	$23.48	$20.22	$22.74	$26.24	$18.55
Total Return[2]	-4.06%	26.17%	2.99%	-2.97%	53.49%	-5.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,612	$5,063	$4,506	$4,796	$5,728	$4,570
Ratio of Total Expenses to Average Net Assets[3]	0.30%[4]	0.36%[5]	0.42%[5]	0.38%[5]	0.30%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.10%	1.74%	1.51%	1.49%	2.14%
Portfolio Turnover Rate	25%	43%	42%	43%	33%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), 0.01%, 0.07%, 0.03%, (0.05%), and (0.07%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.30%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.36%, 0.42%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$79.18	$68.17	$76.67	$88.50	$62.58	$73.41
Investment Operations
Net Investment Income[1]	.763	1.651	1.323	1.281	1.278	1.448
Net Realized and Unrealized Gain (Loss) on Investments	(3.737)	15.642	.794	(3.820)	30.747	(4.770)
Total from Investment Operations	(2.974)	17.293	2.117	(2.539)	32.025	(3.322)
Distributions
Dividends from Net Investment Income	(.798)	(1.688)	(1.281)	(1.203)	(1.460)	(1.485)
Distributions from Realized Capital Gains	(7.278)	(4.595)	(9.336)	(8.088)	(4.645)	(6.023)
Total Distributions	(8.076)	(6.283)	(10.617)	(9.291)	(6.105)	(7.508)
Net Asset Value, End of Period	$68.13	$79.18	$68.17	$76.67	$88.50	$62.58
Total Return[2]	-4.04%	26.33%	3.08%	-2.89%	53.60%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,665	$19,727	$16,721	$17,300	$18,541	$12,695
Ratio of Total Expenses to Average Net Assets[3]	0.19%[4]	0.26%[5]	0.32%[5]	0.28%[5]	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.20%	1.84%	1.61%	1.58%	2.24%
Portfolio Turnover Rate	25%	43%	42%	43%	33%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), 0.01%, 0.07%, 0.03%, (0.05%), and (0.07%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.19%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.26%, 0.32%, and 0.28% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell
10

Windsor Fund
or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company LLP and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $7,213,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $635,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2025, these arrangements reduced the fund’s expenses by $31,000 (an annual rate of less than 0.01% of average net assets).
11

Windsor Fund
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,962,296	817,835	—	21,780,131
Temporary Cash Investments	373,148	149,100	—	522,248
Total	21,335,444	966,935	—	22,302,379
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,521	—	—	5,521
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,367,849
Gross Unrealized Appreciation	3,793,611
Gross Unrealized Depreciation	(1,853,560)
Net Unrealized Appreciation (Depreciation)	1,940,051
G.	During the six months ended April 30, 2025, the fund purchased $5,780,430,000 of investment securities and sold $6,700,827,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $16,544,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	132,857	6,175	224,298	10,251
Issued in Lieu of Cash Distributions	490,551	23,584	391,779	18,249
Redeemed	(373,099)	(17,138)	(796,652)	(35,753)
Net Increase (Decrease)—Investor Shares	250,309	12,621	(180,575)	(7,253)
Admiral Shares
Issued	274,342	3,749	1,184,703	15,836
Issued in Lieu of Cash Distributions	1,826,088	26,053	1,413,008	19,522
Redeemed	(1,444,572)	(19,669)	(2,352,560)	(31,496)
Net Increase (Decrease)—Admiral Shares	655,858	10,133	245,151	3,862
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
12

Windsor Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other events or transactions occurred through the date the financial statements were available to be issued, that would require recognition or disclosure in these financial statements.
Q222 062025
13

Financial Statements
For the six-months ended April 30, 2025
Vanguard Windsor™ II Fund

Contents
Financial Statements	1

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.2%)
Communication Services (7.1%)
	Meta Platforms Inc. Class A	1,785,038	979,986
	Alphabet Inc. Class C	6,038,695	971,566
	Alphabet Inc. Class A	5,759,564	914,619
	Comcast Corp. Class A	11,464,713	392,093
	Verizon Communications Inc.	6,210,000	273,613
	WPP plc ADR	4,492,000	173,211
	Omnicom Group Inc.	1,335,979	101,748
*	Warner Bros Discovery Inc.	10,268,148	89,025
[1]	Paramount Global Class B	6,678,900	78,410
			3,974,271
Consumer Discretionary (7.5%)
*	Amazon.com Inc.	7,437,114	1,371,553
[1]	Sony Group Corp. ADR	14,375,000	373,750
	General Motors Co.	6,832,724	309,112
	McDonald's Corp.	923,019	295,043
	Lennar Corp. Class A	2,582,000	280,431
[1]	Magna International Inc.	6,868,232	238,740
	Home Depot Inc.	646,693	233,126
	Lowe's Cos. Inc.	1,040,487	232,611
	Booking Holdings Inc.	41,500	211,620
*	Aptiv plc	3,429,572	195,691
	Alibaba Group Holding Ltd. ADR	832,401	99,414
	Starbucks Corp.	1,139,156	91,190
	Bayerische Motoren Werke AG (XETR)	944,435	80,105
*	Ulta Beauty Inc.	174,860	69,182
	BorgWarner Inc. (XNYS)	2,110,900	59,907
	Lithia Motors Inc.	192,000	56,210
	Trip.com Group Ltd. ADR	399,359	23,558
			4,221,243
Consumer Staples (5.2%)
	Procter & Gamble Co.	5,200,689	845,476
	Coca-Cola Co.	8,459,108	613,708
	Kraft Heinz Co.	8,740,000	254,334
	Unilever plc (XLON)	3,212,400	204,533
	PepsiCo Inc.	1,395,268	189,171
	Mondelez International Inc. Class A	2,602,864	177,333
	Constellation Brands Inc. Class A	822,000	154,158
	Nestle SA (Registered)	1,245,887	132,609
	Unilever plc ADR	2,009,698	127,716
[1]	Anheuser-Busch InBev SA ADR	1,831,100	120,505
	Conagra Brands Inc.	3,377,300	83,453
			2,902,996
Energy (4.7%)
	Exxon Mobil Corp.	3,923,128	414,400
[2]	APA Corp.	18,764,967	291,608
	ConocoPhillips	2,911,323	259,457
	Shell plc ADR	3,844,212	247,875
	Coterra Energy Inc.	9,097,000	223,422
	TotalEnergies SE ADR	3,828,479	217,649
	NOV Inc.	16,773,088	194,735
	Schlumberger NV	4,982,166	165,657
	Baker Hughes Co.	4,623,300	163,665
	Ovintiv Inc. (XNYS)	4,662,510	156,567
	Suncor Energy Inc.	3,716,652	131,161
	Halliburton Co.	4,402,050	87,249
	Cenovus Energy Inc.	4,153,200	48,883
	Murphy Oil Corp.	1,372,052	28,168
			2,630,496

Windsor II Fund
		Shares	Market Value• ($000)
Financials (18.0%)
	Bank of America Corp.	20,249,852	807,564
	Visa Inc. Class A	2,143,443	740,560
	Citigroup Inc.	9,683,903	662,185
	American International Group Inc.	8,101,875	660,465
	Intercontinental Exchange Inc.	3,367,965	565,717
	Capital One Financial Corp.	2,849,600	513,669
	US Bancorp	11,925,300	481,067
	Blackstone Inc.	3,580,767	471,623
	JPMorgan Chase & Co.	1,795,175	439,136
	Ameriprise Financial Inc.	859,000	404,606
	Wells Fargo & Co.	5,540,744	393,448
	Charles Schwab Corp.	3,619,822	294,654
	BNP Paribas SA	3,342,100	283,174
	Marsh & McLennan Cos. Inc.	1,179,355	265,909
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	244,306
	State Street Corp.	2,738,878	241,295
	PNC Financial Services Group Inc.	1,352,000	217,253
	Fidelity National Information Services Inc.	2,549,700	201,120
	Chubb Ltd.	658,683	188,436
	Cullen / Frost Bankers Inc.	1,577,000	183,673
	Citizens Financial Group Inc.	4,825,851	178,026
	Truist Financial Corp.	4,584,488	175,769
	American Express Co.	639,328	170,323
	HSBC Holdings plc ADR	2,888,300	161,976
	Hartford Insurance Group Inc.	1,266,800	155,398
	Goldman Sachs Group Inc.	276,227	151,248
	Mastercard Inc. Class A	273,070	149,659
	Commerce Bancshares Inc.	2,373,131	144,144
	Corebridge Financial Inc.	4,644,000	137,602
	NatWest Group plc	18,280,043	117,582
	ING Groep NV	4,497,433	87,337
*	Fiserv Inc.	445,731	82,269
	Bank of New York Mellon Corp.	851,334	68,456
	First Citizens BancShares Inc. Class A	33,858	60,238
			10,099,887
Health Care (14.3%)
	HCA Healthcare Inc.	2,446,600	844,273
	Elevance Health Inc.	1,721,838	724,171
	Medtronic plc	7,893,487	669,052
	UnitedHealth Group Inc.	1,380,060	567,812
	Cigna Group	1,641,673	558,234
	Danaher Corp.	2,476,756	493,692
	Merck & Co. Inc.	5,081,194	432,918
	Eli Lilly & Co.	406,684	365,589
*	Boston Scientific Corp.	3,247,988	334,120
	Amgen Inc.	990,000	288,011
	Alcon AG	2,918,000	284,826
	GE HealthCare Technologies Inc.	3,801,315	267,346
	CVS Health Corp.	3,660,600	244,199
	Roche Holding AG	705,449	230,672
	Thermo Fisher Scientific Inc.	436,761	187,370
	Humana Inc.	643,500	168,751
*	Vertex Pharmaceuticals Inc.	327,882	167,056
	Labcorp Holdings Inc.	643,185	155,014
	Zoetis Inc.	940,163	147,041
	Abbott Laboratories	1,117,297	146,087
	AstraZeneca plc ADR	1,696,150	121,767
*	Centene Corp.	2,029,988	121,495
	AbbVie Inc.	516,367	100,743
	Zimmer Biomet Holdings Inc.	890,208	91,736
[1]	GSK plc ADR	2,132,315	84,973
	Sanofi SA ADR	1,320,391	72,555
	EssilorLuxottica SA	247,231	71,240
*	Solventum Corp.	988,000	65,327
			8,006,070
Industrials (10.5%)
	General Dynamics Corp.	2,036,471	554,165
	Parker-Hannifin Corp.	854,000	516,721

Windsor II Fund
		Shares	Market Value• ($000)
	RTX Corp.	3,124,800	394,131
*	Boeing Co.	2,084,391	381,944
	Northrop Grumman Corp.	692,542	336,922
	Waste Management Inc.	1,374,786	320,820
*	Uber Technologies Inc.	3,352,276	271,568
	FedEx Corp.	1,146,340	241,110
	Cummins Inc.	801,172	235,416
	Jacobs Solutions Inc.	1,837,072	227,430
	Delta Air Lines Inc.	4,870,742	202,769
	Equifax Inc.	759,591	197,592
	Nordson Corp.	934,483	177,150
	Trane Technologies plc	460,460	176,499
	Deere & Co.	355,301	164,703
	AMETEK Inc.	948,775	160,893
*	United Airlines Holdings Inc.	2,299,637	158,261
	Old Dominion Freight Line Inc.	1,014,503	155,503
	CNH Industrial NV	12,438,699	143,916
	Oshkosh Corp.	1,601,000	134,100
	Rockwell Automation Inc.	537,764	133,193
	PACCAR Inc.	1,247,680	112,553
	Daimler Truck Holding AG	2,794,014	112,254
	Norfolk Southern Corp.	459,200	102,884
	General Electric Co.	509,800	102,745
*	Fluor Corp.	1,403,385	48,964
	Timken Co.	737,700	47,397
	Siemens AG (Registered)	189,874	43,721
*	Air Canada	2,257,900	22,880
			5,878,204
Information Technology (20.6%)
	Microsoft Corp.	6,950,743	2,747,351
	Apple Inc.	8,248,611	1,752,830
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,824,085	970,817
*	F5 Inc.	2,493,900	660,235
*	Workday Inc. Class A	2,405,202	589,274
	QUALCOMM Inc.	2,949,218	437,841
	Broadcom Inc.	2,188,038	421,132
	Telefonaktiebolaget LM Ericsson ADR	49,576,280	408,509
*	Adobe Inc.	985,518	369,550
	Seagate Technology Holdings plc	3,956,038	360,118
	Samsung Electronics Co. Ltd. (XKRX)	8,361,400	326,241
*	ANSYS Inc.	942,000	303,211
	Accenture plc Class A	1,001,749	299,673
	Analog Devices Inc.	1,300,172	253,429
*	Teledyne Technologies Inc.	540,000	251,656
	Amphenol Corp. Class A	3,222,830	247,997
	Applied Materials Inc.	1,430,194	215,544
	Marvell Technology Inc.	3,340,644	194,993
	Microchip Technology Inc.	3,676,000	169,390
	TE Connectivity plc	902,266	132,074
	Salesforce Inc.	402,362	108,119
	Micron Technology Inc.	1,091,950	84,026
	NVIDIA Corp.	715,634	77,947
*	Advanced Micro Devices Inc.	799,491	77,830
	Cognizant Technology Solutions Corp. Class A	866,500	63,748
			11,523,535
Materials (3.4%)
	Corteva Inc.	6,320,000	391,777
	Martin Marietta Materials Inc.	621,279	325,538
	Ecolab Inc.	1,235,000	310,516
	RPM International Inc.	2,351,000	250,969
	Air Products & Chemicals Inc.	893,768	242,291
	PPG Industries Inc.	1,561,100	169,941
	Avery Dennison Corp.	652,099	111,581
	Olin Corp.	4,577,800	98,972
			1,901,585
Other (0.4%)
	SPDR S&P 500 ETF Trust	411,333	228,101

Windsor II Fund
		Shares	Market Value• ($000)
Real Estate (1.0%)
*	CBRE Group Inc. Class A	1,512,978	184,856
	Equity LifeStyle Properties Inc.	2,830,000	183,327
	Prologis Inc.	1,622,662	165,836
			534,019
Utilities (2.5%)
	Atmos Energy Corp.	2,210,000	354,992
	Dominion Energy Inc.	5,652,600	307,388
	American Water Works Co. Inc.	1,872,493	275,275
	Xcel Energy Inc.	3,638,000	257,207
	PPL Corp.	6,431,015	234,732
			1,429,594
Total Common Stocks (Cost $36,026,673)			53,330,001
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.350% (Cost $2,841,251)	28,418,170	2,841,533
Total Investments (100.3%) (Cost $38,867,924)			56,171,534
Other Assets and Liabilities—Net (-0.3%)			(164,627)
Net Assets (100%)			56,006,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $298,949.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $306,251 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1,523	425,450	12,909

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $35,550,171)	53,038,393
Affiliated Issuers (Cost $3,317,753)	3,133,141
Total Investments in Securities	56,171,534
Investment in Vanguard	1,579
Cash Collateral Pledged—Futures Contracts	34,660
Foreign Currency, at Value (Cost $2,191)	2,370
Receivables for Investment Securities Sold	258,012
Receivables for Accrued Income	69,422
Receivables for Capital Shares Issued	7,624
Variation Margin Receivable—Futures Contracts	246
Total Assets	56,545,447
Liabilities
Due to Custodian	116,237
Payables for Investment Securities Purchased	53,673
Collateral for Securities on Loan	306,251
Payables to Investment Advisor	18,012
Payables for Capital Shares Redeemed	41,249
Payables to Vanguard	3,118
Total Liabilities	538,540
Net Assets	56,006,907
1 Includes $298,949 of securities on loan.
At April 30, 2025, net assets consisted of:

Paid-in Capital	35,748,518
Total Distributable Earnings (Loss)	20,258,389
Net Assets	56,006,907

Investor Shares—Net Assets
Applicable to 252,147,510 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,841,515
Net Asset Value Per Share—Investor Shares	$43.00

Admiral™ Shares—Net Assets
Applicable to 592,073,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,165,392
Net Asset Value Per Share—Admiral Shares	$76.28

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	482,831
Dividends—Affiliated Issuers	9,382
Non-Cash Dividends	31,849
Interest—Unaffiliated Issuers	695
Interest—Affiliated Issuers	51,178
Securities Lending—Net	656
Total Income	576,591
Expenses
Investment Advisory Fees—Note B
Basic Fee	36,573
Performance Adjustment	(2,132)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,617
Management and Administrative—Admiral Shares	28,760
Marketing and Distribution—Investor Shares	274
Marketing and Distribution—Admiral Shares	1,115
Custodian Fees	1,365
Shareholders’ Reports and Proxy Fees—Investor Shares	199
Shareholders’ Reports and Proxy Fees—Admiral Shares	242
Trustees’ Fees and Expenses	15
Other Expenses	9
Total Expenses	78,037
Expenses Paid Indirectly	(1)
Net Expenses	78,036
Net Investment Income	498,555
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,710,433
Investment Securities Sold—Affiliated Issuers	54
Futures Contracts	(48,888)
Foreign Currencies	(134)
Realized Net Gain (Loss)	2,661,465
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(4,585,440)
Investment Securities—Affiliated Issuers	(147,596)
Futures Contracts	13,747
Foreign Currencies	886
Change in Unrealized Appreciation (Depreciation)	(4,718,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,558,383)
1	Dividends are net of foreign withholding taxes of $9,074.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	498,555	989,469
Realized Net Gain (Loss)	2,661,465	5,113,810
Change in Unrealized Appreciation (Depreciation)	(4,718,403)	8,819,874
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,558,383)	14,923,153
Distributions
Investor Shares	(1,032,570)	(589,729)
Admiral Shares	(4,292,576)	(2,324,623)
Total Distributions	(5,325,146)	(2,914,352)
Capital Share Transactions
Investor Shares	343,699	(992,473)
Admiral Shares	1,411,920	(191,726)
Net Increase (Decrease) from Capital Share Transactions	1,755,619	(1,184,199)
Total Increase (Decrease)	(5,127,910)	10,824,602
Net Assets
Beginning of Period	61,134,817	50,310,215
End of Period	56,006,907	61,134,817

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.51	$39.23	$39.39	$48.48	$34.85	$37.22
Investment Operations
Net Investment Income[1]	.366	.736	.672	.585	.502	.551
Net Realized and Unrealized Gain (Loss) on Investments	(1.612)	10.800	1.923	(6.039)	15.971	.607
Total from Investment Operations	(1.246)	11.536	2.595	(5.454)	16.473	1.158
Distributions
Dividends from Net Investment Income	(.355)	(.769)	(.647)	(.566)	(.516)	(.635)
Distributions from Realized Capital Gains	(3.909)	(1.487)	(2.108)	(3.070)	(2.327)	(2.893)
Total Distributions	(4.264)	(2.256)	(2.755)	(3.636)	(2.843)	(3.528)
Net Asset Value, End of Period	$43.00	$48.51	$39.23	$39.39	$48.48	$34.85
Total Return[2]	-2.79%	30.15%	7.02%	-11.93%	49.42%	2.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,842	$11,834	$10,381	$10,747	$13,734	$10,997
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.33%[5]	0.34%[5]	0.34%[5]	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.61%	1.69%	1.38%	1.15%	1.61%
Portfolio Turnover Rate	11%	22%	17%	18%	20%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.01%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%, 0.34%, and 0.34%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$86.06	$69.60	$69.89	$86.03	$61.84	$66.06
Investment Operations
Net Investment Income[1]	.683	1.372	1.248	1.098	.950	1.027
Net Realized and Unrealized Gain (Loss) on Investments	(2.864)	19.156	3.406	(10.716)	28.341	1.065
Total from Investment Operations	(2.181)	20.528	4.654	(9.618)	29.291	2.092
Distributions
Dividends from Net Investment Income	(.664)	(1.429)	(1.204)	(1.074)	(.972)	(1.178)
Distributions from Realized Capital Gains	(6.935)	(2.639)	(3.740)	(5.448)	(4.129)	(5.134)
Total Distributions	(7.599)	(4.068)	(4.944)	(6.522)	(5.101)	(6.312)
Net Asset Value, End of Period	$76.28	$86.06	$69.60	$69.89	$86.03	$61.84
Total Return[2]	-2.75%	30.25%	7.09%	-11.86%	49.55%	3.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,165	$49,301	$39,929	$39,677	$46,833	$30,992
Ratio of Total Expenses to Average Net Assets[3]	0.25%[4]	0.25%[5]	0.26%[5]	0.26%[5]	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.69%	1.77%	1.46%	1.22%	1.69%
Portfolio Turnover Rate	11%	22%	17%	18%	20%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.01%), (0.01%), (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.25%, 0.26%, and 0.26%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may

Windsor II Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.12% of the fund’s average net assets, before a net decrease of $2,132,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,579,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Windsor II Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,640,533	1,689,468	—	53,330,001
Temporary Cash Investments	2,841,533	—	—	2,841,533
Total	54,482,066	1,689,468	—	56,171,534
Derivative Financial Instruments
Assets
Futures Contracts[1]	12,909	—	—	12,909
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,914,962
Gross Unrealized Appreciation	18,792,854
Gross Unrealized Depreciation	(1,523,373)
Net Unrealized Appreciation (Depreciation)	17,269,481
G.	During the six months ended April 30, 2025, the fund purchased $6,503,659,000 of investment securities and sold $10,221,557,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	237,231	5,217	450,354	10,236
Issued in Lieu of Cash Distributions	1,005,747	22,806	574,069	13,273
Redeemed	(899,279)	(19,841)	(2,016,896)	(44,162)
Net Increase (Decrease)—Investor Shares	343,699	8,182	(992,473)	(20,653)
Admiral Shares
Issued	878,958	10,900	2,454,686	30,481
Issued in Lieu of Cash Distributions	4,012,940	51,303	2,176,261	28,333
Redeemed	(3,479,978)	(43,024)	(4,822,673)	(59,595)
Net Increase (Decrease)—Admiral Shares	1,411,920	19,179	(191,726)	(781)
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2025 Market Value ($000)
APA Corp.	NA1	63,063	—	—	(147,560)	9,382	—	291,608
Vanguard Market Liquidity Fund	2,028,453	NA2	NA2	54	(36)	51,178	—	2,841,533
Total	2,028,453	63,063	—	54	(147,596)	60,560	—	3,133,141
1	Not applicable—at October 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Windsor II Fund
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q732 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Windsor Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	62,618,629,438	1,725,319,444	N/A	N/A
Mark Loughridge	62,596,745,661	1,747,203,222	N/A	N/A
Scott C. Malpass	62,556,618,314	1,787,330,569	N/A	N/A
John Murphy	62,608,719,264	1,735,229,619	N/A	N/A
Lubos Pastor	62,614,441,816	1,729,507,066	N/A	N/A
Rebecca Patterson	62,721,838,806	1,622,110,076	N/A	N/A
André F. Perold	62,525,861,884	1,818,086,999	N/A	N/A
Salim Ramji	62,507,429,989	1,836,518,893	N/A	N/A
Sarah Bloom Raskin	62,528,982,272	1,814,966,610	N/A	N/A
Grant Reid	62,582,018,306	1,761,930,577	N/A	N/A
David Thomas	62,511,391,292	1,832,557,591	N/A	N/A
Barbara Venneman	62,731,687,605	1,612,261,278	N/A	N/A
Peter F. Volanakis	62,444,534,590	1,899,414,292	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Windsor Fund

The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.

Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Windsor II Fund

The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle) and Sanders Capital, LLC (Sanders Capital). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided by Lazard, Hotchkis and Wiley, Aristotle and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.

Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies due to the extrapolation of current trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macro-economic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.

Aristotle. Aristotle is an employee-owned investment firm that provides investment management services to clients across a variety of value equity strategies, including domestic, international and global. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies trading at attractive valuations. Aristotle has managed a portion of the fund since 2019.

Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-, long-term, and since inception performance, as applicable, of Lazard’s, Hotchkis and Wiley’s, Aristotle’s and Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules with Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.